Stock Based Compensation - Stock options activity (Details) - Evolv Technologies Holdings, Inc. - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2020			49,679,554	29,488,684	29,488,684
Granted			17,130,123		24,558,325
Exercised			(5,523,538)		(3,236,374)
Forfeited			(223,875)		(1,131,081)
Outstanding as of June 30, 2021	57,173,375		57,173,375		49,679,554	29,488,684
Vested and expected to vest	57,173,375		57,173,375		49,679,554	29,488,684
Options exercisable	23,914,233		23,914,233		26,519,727	15,663,415
Weighted Average Exercise Price
Outstanding as of December 31, 2020			$ 0.14	$ 0.12	$ 0.12
Granted			0.16		0.16
Exercised			0.12		0.14
Forfeited			0.15		0.15
Outstanding as of June 30, 2021	$ 0.15		0.15		0.14	$ 0.12
Vested and expected to vest	0.15		0.15		0.14	0.12
Options exercisable	$ 0.14		$ 0.14		$ 0.12	$ 0.11
Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2020			8 years 5 months 15 days		8 years 2 months 26 days	7 years 10 months 24 days
Granted			9 years 6 months 10 days		9 years 7 months 17 days
Exercised			5 years 5 months 4 days		6 years 7 months 6 days
Vested and expected to vest			8 years 5 months 15 days		8 years 2 months 26 days	7 years 10 months 24 days
Options exercisable			7 years 5 months 12 days		7 years 1 month 13 days	7 years 3 months 10 days
Aggregate Intrinsic Value
Outstanding as of December 31, 2020			$ 1,073,000	$ 1,149,000	$ 1,149,000
Exercised	$ 4,000,000.0	$ 100,000	16,132,000	$ 100,000	75,000
Forfeited	646,000		646,000		14,000
Outstanding as of June 30, 2021	165,295,000		165,295,000		1,073,000	$ 1,149,000
Vested and expected to vest	165,295,000		165,295,000		1,073,000	1,149,000
Options exercisable	$ 69,461,000		$ 69,461,000		$ 1,224,000	$ 817,000